Vessels, Net (Details) $ in Thousands			4 Months Ended	5 Months Ended				6 Months Ended		12 Months Ended
	Jan. 12, 2017 USD ($)	Jan. 09, 2017 USD ($)	Apr. 21, 2017 USD ($)	Jun. 09, 2017 USD ($)	Jun. 08, 2017 USD ($)	Jun. 07, 2017 USD ($)	May 25, 2017 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 30, 2016 USD ($)
Property Plant And Equipment [Line Items]
Deposits for vessels acquisitions								$ 9,904		$ 0
Payments to acquire vessels and the chartered out contracts								101,050	$ 0
Vessels, net								1,083,638		1,037,206
Time charters additions at historical cost								27,457
Proceeds from sale of vessel								109,740	0
Vessel held for sale								0		125,000
Gain / (Loss) on sale of vessel								$ (1,260)	0
Navios Beaufiks
Property Plant And Equipment [Line Items]
Vessel year built								2004
Vessel type								Capesize
Vessel capacity in DWT								180,310
Payments to acquire vessels											$ 15,341
Navios Prosperity I
Property Plant And Equipment [Line Items]
Vessel year built								2007
Vessel type								Panamax
Vessel capacity in DWT								75,527
Payments to acquire vessels						$ 13,687
Navios Ace
Property Plant And Equipment [Line Items]
Vessel year built								2011
Vessel type								Capesize
Vessel capacity in DWT								179,016
Payments to acquire vessels				$ 31,364
Navios Apollon
Property Plant And Equipment [Line Items]
Vessels, Fair value										4,750
Dry dock and special survey costs, net			$ 782
Vessels, net			4,750
Proceeds from sale of vessel			$ 4,750
Gain / (Loss) on sale of vessel								$ 134
Vessel impairment loss										10,008
Sale price agreed in Memorandum of Agreement		$ 4,750
Navios Containers Vessels
Property Plant And Equipment [Line Items]
Transaction costs							$ 1,696
Number of vessels acquired							5
Payments to acquire vessels and the chartered out contracts							$ 59,000
Vessels, Fair value							32,358
Time charter contracts, Fair value							$ 27,457
MSC Cristina
Property Plant And Equipment [Line Items]
Proceeds from sale of vessel	$ 123,740
Vessel held for sale										$ 125,000
Gain / (Loss) on sale of vessel								(1,260)
Vessel impairment loss									$ 17,193
Navios Containers | Navios Containers Vessels
Property Plant And Equipment [Line Items]
Number of vessels acquired					5
Payments to acquire vessels and the chartered out contracts					$ 64,000
Navios Containers | Navios Containers Vessels | Financed through sellers credit
Property Plant And Equipment [Line Items]
Payments to acquire vessels and the chartered out contracts					$ 24,000
Repayment of debt								$ 10,000
Interest rate description								LIBOR plus 375 bps
Interest rate percentage								3.75%